PROFIT GUARANTEES IN RELATION TO THE ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
SCHEDULE OF PROFIT GUARANTEES IN RELATION TO THE ACQUISITION

	Guaranteed profit	Guaranteed profit	Guaranteed profit
Guaranteed period	HK$	US$	US$

For the period from August 7, 2019 to December 31, 2019	14,095,000	1,807,051	1,807,000
For the year ended December 31, 2020	35,000,000	4,487,179	4,487,000
For the year ending December 31, 2021	35,000,000	4,487,179	4,487,000
For the period from January 1, 2022 to August 6, 2022	20,905,000	2,680,128	2,680,000